UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2007
                                               ------------------------

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Emigrant Bancorp, Inc.
Address:                    5 East 42nd Street
                            New York, New York 10017


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Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              John R. Hart
Title:             Vice Chairman and Treasurer
Phone:             212-850-4831

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Signature, Place, and Date of Signing:

      /s/ John R. Hart       New York, New York       August 14, 2007
      ----------------       ------------------       ---------------
      [Signature]            [City, State]                 [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            3
                                        ----------------------------------------
Form 13F Information Table Entry Total:                       13
                                        ----------------------------------------
Form 13F Information Table Value Total:                    297,219
                                        ----------------------------------------
                                                         (thousands)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
       1              28-11238         New York Private Bank & Trust Corporation
--------              -----------      -----------------------------------------
       2              28-11216         Emigrant Bank
--------              -----------      -----------------------------------------
       3              28-11294         Emigrant Agency, Inc.
--------              -----------      -----------------------------------------


FORM 13F INFORMATION TABLE
          6/30/2007
          COLUMN 1                      COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5
-------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER                   TITLE OF       CUSIP         VALUE        SHRS OR      SH/   PUT/
                                        CLASS                       (X$1000)      PRN AMT      PRN   CALL
-------------------------------------------------------------------------------------------------------------
Central Bancorp Inc/MA                  Common       152418109   $   1,172.79      46,818       SH
Dime Bancorp Inc                        Common       25429Q110   $      96.85     372,500       SH
Mechanical Technology Inc               Common       583538103   $     216.72     172,000       SH
New York Community Bancorp Inc          Common       649445103   $  16,044.75     942,700       SH
Wachovia Corp                           Common       929903102   $  94,891.02   1,851,532       SH
-------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                Common       065908501   $   1,678.95     195,000       SH
Fifth Third Bancorp                     Common       316773100   $   5,866.08     147,500       SH
Mechanical Technology Inc               Common       583538103   $      13.86      11,000       SH
Molecular Insight Pharmaceuticals Inc   Common       60852M104   $   3,776.00     400,000       SH
New York Times Inc                      Common       650111107   $ 170,180.00   6,700,000       SH
Wachovia Corp                           Common       929903102   $   3,253.45      63,482       SH
-------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc                        Common       25429Q110   $      13.00      50,000       SH
Lev Pharmaceuticals Inc                 Common       52730C101   $      15.84       9,600       SH


          COLUMN 1                      COLUMN 6     COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------
       NAME OF ISSUER                   INVESTMENT     OTHER     VOTING AUTHORITY
                                        DISCRETION    MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------
Central Bancorp Inc/MA                  Defined          1,2,3    X
Dime Bancorp Inc                        Defined          1,2,3    X
Mechanical Technology Inc               Defined          1,2,3    X
New York Community Bancorp Inc          Defined          1,2,3    X
Wachovia Corp                           Defined          1,2,3    X
------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                Defined              1    X
Fifth Third Bancorp                     Defined              1    X
Mechanical Technology Inc               Defined              1    X
Molecular Insight Pharmaceuticals Inc   Defined              1    X
New York Times Inc                      Defined              1    X
Wachovia Corp                           Defined              1    X
------------------------------------------------------------------------------------
Dime Bancorp Inc                        Defined            1,2    X
Lev Pharmaceuticals Inc                 Defined            1,2    X


Column 7 Other managers:
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   1            28-11238               New York Private Bank & Trust Corporation
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   2            28-11216               Emigrant Bank
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   3            28-11294               Emigrant Agency, Inc.
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